Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2014
Derivative instruments and hedging activities
Concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2014
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,355	¥(18,481)	¥(936)	¥938

	Billions of yen
	September 30, 2014
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥25,615	¥(23,476)	¥(1,246)	¥893

Volume of derivative activity in statement of financial position

	Billions of yen
	March 31, 2014
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥15,761	¥1,922	¥14,911	¥2,254
Interest rate contracts	1,132,306	19,459	1,098,406	19,249
Credit contracts	38,136	1,314	40,310	1,623
Foreign exchange contracts	108,595	3,312	113,915	2,938
Commodity contracts	46	0	37	0

Total	¥1,294,844	¥26,007	¥1,267,579	¥26,064

Derivatives designated as hedging instruments:
Interest rate contracts	¥2,143	¥62	¥296	¥2
Foreign exchange contracts	109	0	116	2

Total	¥2,252	¥62	¥412	¥4

Total derivatives	¥1,297,096	¥26,069	¥1,267,991	¥26,068

	Billions of yen
	September 30, 2014
	Derivative assets		Derivative liabilities
	Notional	Fair value	Notional(1)	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥16,947	¥2,049	¥18,282	¥2,168
Interest rate contracts	1,306,641	24,068	1,297,946	23,862
Credit contracts	37,565	1,109	37,206	1,452
Foreign exchange contracts	128,653	4,860	127,017	4,436
Commodity contracts	38	0	31	0

Total	¥1,489,844	¥32,086	¥1,480,482	¥31,918

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,919	¥63	¥241	¥1
Foreign exchange contracts	46	1	202	5

Total	¥1,965	¥64	¥443	¥6

Total derivatives	¥1,491,809	¥32,150	¥1,480,925	¥31,924

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2014 and September 30, 2014, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2014		September 30, 2014
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥1,162	¥1,418	¥1,261	¥1,401
OTC centrally-cleared	—	—	—	—
Exchange-traded	760	836	788	767
Interest rate contracts
OTC settled bilaterally	10,485	10,281	11,313	11,096
OTC centrally-cleared	9,025	8,961	12,797	12,758
Exchange-traded	11	9	21	9
Credit contracts
OTC settled bilaterally	1,180	1,491	972	1,321
OTC centrally-cleared	130	128	132	127
Exchange-traded	4	4	5	4
Foreign exchange contracts
OTC settled bilaterally	3,296	2,923	4,846	4,426
OTC centrally-cleared	12	13	11	11
Exchange-traded	4	4	4	4
Commodity contracts
OTC settled bilaterally	0	0	0	0
OTC centrally-cleared	—	—	—	—
Exchange-traded	0	0	0	0

Total gross derivative balances(2)	¥26,069	¥26,068	¥32,150	¥31,924
Less: Amounts offset in the consolidated balance sheets(3)	(23,764)	(24,030)	(30,054)	(30,155)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥2,305	¥2,038	¥2,096	¥1,769
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(168)	(44)	(183)	(20)
Cash collateral(6)	(0)	(0)	—	(0)

Net amount	¥2,137	¥1,994	¥1,913	¥1,749

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2014, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥744 billion and ¥808 billion, respectively. As of September 30, 2014, the gross balance of such derivative assets and derivative liabilities was ¥1,016 billion and ¥1,082 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2014, Nomura offset a total of ¥1,283 billion of cash collateral receivables against net derivative liabilities and ¥1,017 billion of cash collateral payables against net derivative assets. As of September 30, 2014, Nomura offset a total of ¥1,464 billion of cash collateral receivables against net derivative liabilities and ¥1,363 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.
(6)	As of March 31, 2014, a total of ¥203 billion of cash collateral receivables and ¥643 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2014, a total of ¥131 billion of cash collateral receivables and ¥583 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2013	2014
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥18	¥(160)
Interest rate contracts	35	(58)
Credit contracts	(37)	(9)
Foreign exchange contracts	(119)	(57)
Commodity contracts	1	0

Total	¥(102)	¥(284)

	Billions of yen
	Three months ended September 30
	2013	2014
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(46)	¥(129)
Interest rate contracts	(76)	14
Credit contracts	(38)	10
Foreign exchange contracts	40	(66)
Commodity contracts	(0)	0

Total	¥(120)	¥(171)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2013 and 2014, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2013	2014
Derivatives designated as hedging instruments:
Interest rate contracts	¥(5)	¥13

Total	¥(5)	¥13

Hedged items:
Long-term borrowings	¥5	¥(13)

Total	¥5	¥(13)

	Billions of yen
	Three months ended September 30
	2013	2014
Derivatives designated as hedging instruments:
Interest rate contracts	¥7	¥3

Total	¥7	¥3

Hedged items:
Long-term borrowings	¥(7)	¥(3)

Total	¥(7)	¥(3)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2013	2014
Hedging instruments:
Foreign exchange contracts	¥(1)	¥1

Total	¥(1)	¥1

	Billions of yen
	Three months ended September 30
	2013	2014
Hedging instruments:
Foreign exchange contracts	¥(2)	¥6

Total	¥(2)	¥6

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2013 and 2014. The amount of gains (losses) was not significant during the three months ended September 30, 2013 and 2014.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2014
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(235)	¥21,070	¥4,167	¥8,306	¥6,610	¥1,987	¥18,689
Credit default indices	(32)	9,082	1,215	3,552	3,582	733	7,704
Other credit risk related portfolio products	123	1,574	523	398	201	452	1,097
Credit risk related options and swaptions	(1)	676	—	—	504	172	548

Total	¥(145)	¥32,402	¥5,905	¥12,256	¥10,897	¥3,344	¥28,038

	Billions of yen
	September 30, 2014
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(196)	¥21,039	¥4,214	¥8,480	¥6,589	¥1,756	¥18,785
Credit default indices	(36)	8,964	1,771	3,110	3,574	509	8,078
Other credit risk related portfolio products	(9)	1,008	532	225	236	15	622
Credit risk related options and swaptions	1	725	—	—	725	—	519

Total	¥(240)	¥31,736	¥6,517	¥11,815	¥11,124	¥2,280	¥28,004

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2014
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,125	¥1,331	¥5,232	¥7,362	¥3,231	¥1,789	¥21,070
Credit default indices	86	23	4,445	2,884	1,341	303	9,082
Other credit risk related portfolio products	22	—	1	—	4	1,547	1,574
Credit risk related options and swaptions	—	—	387	195	94	—	676

Total	¥2,233	¥1,354	¥10,065	¥10,441	¥4,670	¥3,639	¥32,402

	Billions of yen
	September 30, 2014
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,231	¥1,536	¥4,986	¥7,474	¥2,951	¥1,861	¥21,039
Credit default indices	82	25	4,347	2,999	1,256	255	8,964
Other credit risk related portfolio products	35	—	9	820	27	117	1,008
Credit risk related options and swaptions	—	—	585	55	85	—	725

Total	¥2,348	¥1,561	¥9,927	¥11,348	¥4,319	¥2,233	¥31,736

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.